Directors' remuneration - Rights to subscribe for shares (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Options Option	Dec. 31, 2017 Options Option
Directors' remuneration
Outstanding at the beginning of the year (in shares) | Option	17,065,534	15,563,182
Granted (in shares) | Option	5,050,000	5,800,000
Outstanding at the end of the year (in shares) | Option	18,387,038	17,065,534
Exercise price (in dollars per share) | $	$ 0.49
Richard Morgan
Directors' remuneration
Outstanding at the beginning of the year (in shares)	582,344
Outstanding at the end of the year (in shares)	582,344	582,344
Richard Morgan | Granted on January 1, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	73,215
Outstanding at the end of the year (in shares)	73,215	73,215
Exercise price (in dollars per share) | $	$ 0.70
Richard Morgan | Granted on January 1, 2011
Directors' remuneration
Outstanding at the beginning of the year (in shares)	6,179
Outstanding at the end of the year (in shares)	6,179	6,179
Exercise price (in dollars per share) | $	$ 0.70
Richard Morgan | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	502,950
Outstanding at the end of the year (in shares)	502,950	502,950
Exercise price (in dollars per share) | $	$ 0.14
Craig T. Albanese
Directors' remuneration
Outstanding at the beginning of the year (in shares)	100,000
Outstanding at the end of the year (in shares)	100,000	100,000
Craig T. Albanese | Granted on May 4, 2017
Directors' remuneration
Outstanding at the beginning of the year (in shares)	100,000
Outstanding at the end of the year (in shares)	100,000	100,000
Exercise price (in dollars per share) | $	$ 0.44
Robert Bertoldi
Directors' remuneration
Outstanding at the beginning of the year (in shares)	305,362
Outstanding at the end of the year (in shares)	305,362	305,362
Robert Bertoldi | Granted on January 1, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	53,887
Outstanding at the end of the year (in shares)	53,887	53,887
Exercise price (in dollars per share) | $	$ 0.70
Robert Bertoldi | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,475
Outstanding at the end of the year (in shares)	251,475	251,475
Exercise price (in dollars per share) | $	$ 0.14
Charlotta Ginman
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,475
Outstanding at the end of the year (in shares)	251,475	251,475
Charlotta Ginman | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,475
Outstanding at the end of the year (in shares)	251,475	251,475
Exercise price (in dollars per share) | $	$ 0.14
Jonathan Gold
Directors' remuneration
Outstanding at the beginning of the year (in shares)	330,941
Granted (in shares)	1,000,000
Outstanding at the end of the year (in shares)	1,330,941	330,941
Jonathan Gold | Granted on January 1, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	73,502
Outstanding at the end of the year (in shares)	73,502	73,502
Exercise price (in dollars per share) | $	$ 0.70
Jonathan Gold | Granted on January 1, 2011
Directors' remuneration
Outstanding at the beginning of the year (in shares)	5,964
Outstanding at the end of the year (in shares)	5,964	5,964
Exercise price (in dollars per share) | $	$ 0.70
Jonathan Gold | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,475
Outstanding at the end of the year (in shares)	251,475	251,475
Exercise price (in dollars per share) | $	$ 0.14
Jonathan Gold | Granted on February 28, 2018
Directors' remuneration
Granted (in shares)	1,000,000
Outstanding at the end of the year (in shares)	1,000,000
Exercise price (in dollars per share) | $	$ 0.50
Zaki Hosny
Directors' remuneration
Outstanding at the beginning of the year (in shares)	430,094
Outstanding at the end of the year (in shares)	430,094	430,094
Zaki Hosny | Granted on June 18, 2009
Directors' remuneration
Outstanding at the beginning of the year (in shares)	53,888
Outstanding at the end of the year (in shares)	53,888	53,888
Exercise price (in dollars per share) | $	$ 0.70
Zaki Hosny | Granted on January 1, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	14,370
Outstanding at the end of the year (in shares)	14,370	14,370
Exercise price (in dollars per share) | $	$ 0.70
Zaki Hosny | Granted on January 1, 2011
Directors' remuneration
Outstanding at the beginning of the year (in shares)	2,587
Outstanding at the end of the year (in shares)	2,587	2,587
Exercise price (in dollars per share) | $	$ 0.70
Zaki Hosny | Granted on January 30, 2013
Directors' remuneration
Outstanding at the beginning of the year (in shares)	107,774
Outstanding at the end of the year (in shares)	107,774	107,774
Exercise price (in dollars per share) | $	$ 0.14
Zaki Hosny | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,475
Outstanding at the end of the year (in shares)	251,475	251,475
Exercise price (in dollars per share) | $	$ 0.14
Graham Lumsden
Directors' remuneration
Outstanding at the beginning of the year (in shares)	5,148,800
Granted (in shares)	3,000,000
Outstanding at the end of the year (in shares)	8,148,800	5,148,800
Graham Lumsden | Granted on May 25, 2013
Directors' remuneration
Outstanding at the beginning of the year (in shares)	574,800
Outstanding at the end of the year (in shares)	574,800	574,800
Exercise price (in dollars per share) | $	$ 0.14
Graham Lumsden | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	2,874,000
Outstanding at the end of the year (in shares)	2,874,000	2,874,000
Exercise price (in dollars per share) | $	$ 0.14
Graham Lumsden | Granted on February 7, 2017
Directors' remuneration
Outstanding at the beginning of the year (in shares)	1,000,000
Outstanding at the end of the year (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | $	$ 0.33
Graham Lumsden | Granted on February 7, 2017
Directors' remuneration
Outstanding at the beginning of the year (in shares)	700,000
Outstanding at the end of the year (in shares)	700,000	700,000
Exercise price (in dollars per share) | $	$ 0.33
Graham Lumsden | Granted on February 28, 2018
Directors' remuneration
Granted (in shares)	2,000,000
Outstanding at the end of the year (in shares)	2,000,000
Exercise price (in dollars per share) | $	$ 0.50
Graham Lumsden | Granted on February 28, 2018
Directors' remuneration
Granted (in shares)	1,000,000
Outstanding at the end of the year (in shares)	1,000,000
Exercise price (in dollars per share) | $	$ 0.50
Mary Lake Polan
Directors' remuneration
Outstanding at the beginning of the year (in shares)	323,971
Outstanding at the end of the year (in shares)	323,971	323,971
Mary Lake Polan | Granted on January 1, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	67,036
Outstanding at the end of the year (in shares)	67,036	67,036
Exercise price (in dollars per share) | $	$ 0.70
Mary Lake Polan | Granted on January 1, 2011
Directors' remuneration
Outstanding at the beginning of the year (in shares)	5,461
Outstanding at the end of the year (in shares)	5,461	5,461
Exercise price (in dollars per share) | $	$ 0.70
Mary Lake Polan | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,474
Outstanding at the end of the year (in shares)	251,474	251,474
Exercise price (in dollars per share) | $	$ 0.14
Bruce Williams
Directors' remuneration
Outstanding at the beginning of the year (in shares)	422,118
Outstanding at the end of the year (in shares)	422,118	422,118
Bruce Williams | Granted on January 1, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	67,252
Outstanding at the end of the year (in shares)	67,252	67,252
Exercise price (in dollars per share) | $	$ 0.70
Bruce Williams | Granted on January 16, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	28,740
Outstanding at the end of the year (in shares)	28,740	28,740
Exercise price (in dollars per share) | $	$ 0.70
Bruce Williams | Granted on November 15, 2010
Directors' remuneration
Outstanding at the beginning of the year (in shares)	71,850
Outstanding at the end of the year (in shares)	71,850	71,850
Exercise price (in dollars per share) | $	$ 0.70
Bruce Williams | Granted on January 1, 2011
Directors' remuneration
Outstanding at the beginning of the year (in shares)	2,802
Outstanding at the end of the year (in shares)	2,802	2,802
Exercise price (in dollars per share) | $	$ 0.70
Bruce Williams | Granted on December 4, 2014
Directors' remuneration
Outstanding at the beginning of the year (in shares)	251,474
Outstanding at the end of the year (in shares)	251,474	251,474
Exercise price (in dollars per share) | $	$ 0.14